EQUIPMENT FINANCING (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Long Term Equipment Financing Liability [Abstract]
Disclosure of changes for equipment financing liability and interest expenses [Table Text Block]
Financing Liabilities Equipment
Balance, January 1, 2020	$-
Financing liabilities at initial recognition	566,103
Principal payments	(73,045)
Balance, December 31, 2020	493,058
Addition	260,685
Principal payments	(156,206)
Balance, December 31, 2021	$597,537

	December 31, 2021	December 31, 2020
Current liability portion	$202,577	$132,351
Long-term liability portion	394,960	360,707

Interest expenses
Balance, December 31, 2020	$21,847
Balance, December 31, 2021	$37,410